INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION [Abstract]
Condensed Statements of Financial Condition
CONDENSED STATEMENTS OF FINANCIAL CONDITION
	December 31,
	2020	2019
	(In thousands)
ASSETS
Cash and due from banks	$10,466	$10,505
Interest bearing deposits - time	40,000	10,000
Investment in subsidiaries	418,465	369,861
Accrued income and other assets	805	463
Total Assets	$469,736	$390,829

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$39,281	$-
Subordinated debentures	39,524	39,456
Accrued expenses and other liabilities	684	575
Shareholders’ equity	390,247	350,798
Total Liabilities and Shareholders’ Equity	$469,736	$390,829

Condensed Statements of Operations
CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2020	2019	2018
	(In thousands)
OPERATING INCOME
Dividends from subsidiary	$24,000	$29,000	$33,500
Interest income	99	230	160
Other income	42	61	56
Total Operating Income	24,141	29,291	33,716

OPERATING EXPENSES
Interest expense	2,893	2,104	1,924
Administrative and other expenses	733	655	748
Total Operating Expenses	3,626	2,759	2,672
Income Before Income Tax and Equity in Undistributed Net Income of Subsidiaries	20,515	26,532	31,044
Income tax benefit	(937)	(423)	(515)
Income Before Equity in Undistributed Net Income of Subsidiaries	21,452	26,955	31,559
Equity in undistributed net income of subsidiaries	34,700	19,480	8,280
Net Income	$56,152	$46,435	$39,839

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2020	2019	2018
	(In thousands)
Net Income	$56,152	$46,435	$39,839
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax (benefit) expense	(34)	1,503	6,620
Share based compensation	89	65	53
Accretion of discount on subordinated debt and debentures	113	68	51
(Increase) decrease in accrued income and other assets	(307)	891	(1,307)
Increase in accrued expenses and other liabilities	109	45	21
Equity in undistributed net income of subsidiaries	(34,700)	(19,480)	(8,280)
Total Adjustments	(34,730)	(16,908)	(2,842)
Net Cash From Operating Activities	21,422	29,527	36,997

CASH FLOW FROM (USED IN) INVESTING ACTIVITIES
Purchases of interest bearing deposits - time	(85,000)	(20,000)	(30,000)
Maturity of interest bearing deposits - time	55,000	35,000	10,000
Acquisition of business, less cash received	-	-	431
Net Cash From (Used In) Investing Activities	(30,000)	15,000	(19,569)

CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of subordinated debt, net of issuance costs	39,236	-	-
Dividends paid	(17,618)	(16,554)	(14,055)
Proceeds from issuance of common stock	1,907	2,074	1,945
Share based compensation withholding obligation	(755)	(882)	(1,467)
Repurchase of common stock	(14,231)	(26,284)	(12,681)
Net Cash From (Used In) Financing Activities	8,539	(41,646)	(26,258)
Net Increase (Decrease) in Cash and Cash Equivalents	(39)	2,881	(8,830)
Cash and Cash Equivalents at Beginning of Year	10,505	7,624	16,454
Cash and Cash Equivalents at End of Year	$10,466	$10,505	$7,624